LOANS, FINANCING, DEBENTURES LEASES AND 5G LICENSES - Breakdown (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
LOANS, FINANCING, DEBENTURES AND LEASES
Current	R$ 6,906,892	R$ 3,682,472
Noncurrent	10,027,086	9,556,694
Total	R$ 16,933,978	13,239,166
Foreign currency | Maximum
LOANS, FINANCING, DEBENTURES AND LEASES
Annual interest rate (as a percent)	120.80%
Loan and financing | Home currency
LOANS, FINANCING, DEBENTURES AND LEASES
Current	R$ 50	61
Noncurrent	4	51
Total	54	112
Financing - BNDES PSI maturing 1/15/2023 | Home currency
LOANS, FINANCING, DEBENTURES AND LEASES
Current	50	61
Noncurrent	4	51
Total	R$ 54	112
Financing - Suppliers | Minimum
LOANS, FINANCING, DEBENTURES AND LEASES
CDI, as percentage	98.90%
Financing - Suppliers | Maximum
LOANS, FINANCING, DEBENTURES AND LEASES
CDI, as percentage	120.80%
Financing - Suppliers | Home currency
LOANS, FINANCING, DEBENTURES AND LEASES
Current	R$ 224,556	375,700
Total	R$ 224,556	375,700
Financing - Suppliers | Home currency | Minimum
LOANS, FINANCING, DEBENTURES AND LEASES
Annual interest rate (as a percent)	2.50%
Financing - Suppliers | Home currency | Maximum
LOANS, FINANCING, DEBENTURES AND LEASES
Annual interest rate (as a percent)	5.50%
Financing - Suppliers | Foreign currency | Minimum
LOANS, FINANCING, DEBENTURES AND LEASES
Annual interest rate (as a percent)	98.90%
Debentures | Home currency
LOANS, FINANCING, DEBENTURES AND LEASES
Current	R$ 1,028,463	1,044,668
Noncurrent		999,908
Total	R$ 1,028,463	2,044,576
1st issue - Minas Comunica | Home currency
LOANS, FINANCING, DEBENTURES AND LEASES
Current		29,352
Total		29,352
5th issue | Home currency
LOANS, FINANCING, DEBENTURES AND LEASES
CDI, as percentage	108.25%
Current	R$ 1,028,463	1,015,316
Noncurrent		999,908
Total	1,028,463	2,015,224
Leases
LOANS, FINANCING, DEBENTURES AND LEASES
Current	2,907,481	2,262,043
Noncurrent	8,322,618	8,556,735
Leases | Home currency
LOANS, FINANCING, DEBENTURES AND LEASES
Current	2,907,481	2,262,043
Noncurrent	8,322,618	8,556,735
Total	R$ 11,230,099	R$ 10,818,778
Leases | Foreign currency
LOANS, FINANCING, DEBENTURES AND LEASES
Annual interest rate (as a percent)	8.428%
Contingent consideration (PPA) | Home currency
LOANS, FINANCING, DEBENTURES AND LEASES
Current	R$ 2,746,342
Noncurrent	1,704,464
Total	R$ 4,450,806